NATURE OF OPERATIONS AND GOING CONCERN - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Bruush Oral Care Inc. (the “Company”) was incorporated in British Columbia under the Business Corporations Act on October 10, 2017. The Company is in the business of selling electric toothbrushes. The Company is located at 128 West Hastings Street, Unit 210, Vancouver, British Columbia V6B 1G8. The Company’s common shares are listed for trading on NASDAQ under the symbol “BRSH”.

As of October 31, 2022, the Company had a working capital deficit of $1,408,415, an accumulated deficit totaling $26,386,314. The ability of the Company to carry out its business objectives is dependent on its ability to secure continued financial support from related parties, to obtain equity financing, or to ultimately attain profitable operations in the future. The Company will need to raise additional capital during the next twelve months and beyond to support current operations and planned development. Whether and when the Company can attain profitability and positive cash flows is uncertain. While the Company has been successful in securing financing in the past, there is no assurance that financing will be available in the future on terms acceptable to the Company.

These factors form a material uncertainty that may cast significant doubt upon the Company’s ability to continue as a going concern. These financial statements do not give effect to adjustments to the carrying value and classification of assets and liabilities and related expense that would be necessary should the Company be unable to continue as a going concern. If the going concern assumption is not appropriate, material adjustments to the statements could be required.

Working capital deficit	$ 1,408,415
Accumulated deficit	$ 26,386,314	$ 17,621,043	$ 13,409,772